INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule Of Deferred tax assets
	2023	2022
Deferred tax assets (liabilities):
Net operating loss carryover	$10,786	$8,723
Intangibles amortization	752	375
Stock compensation	3,439	3,126
Capital losses	14	14
Bad debt allowance	274	376
Other	396	(689)
Deferred revenue	(33)	(23)
Total deferred tax assets, net	15,628	11,902
Less: valuation allowance	(15,628)	(11,902)
Net deferred tax assets	$-	$-

Schedule Of Federal Corporate tax
	2023	2022
Statutory federal income tax rate	21.0%	21.0%
State income taxes, net of federal benefits	6.69%	0.11%
Non-deductible items	7.15%	-5.82%
True ups	21.10%	8.50%
Change in valuation allowance	-55.94%	-23.79%
Effective income tax rate	-%	-%